Shareholder Report, Holdings (Details)	Aug. 31, 2024
Columbia Large Cap Enhanced Core Fund - Class R | Apple, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.50%
Columbia Large Cap Enhanced Core Fund - Class R | Microsoft Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.10%
Columbia Large Cap Enhanced Core Fund - Class R | NVIDIA Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.90%
Columbia Large Cap Enhanced Core Fund - Class R | Alphabet, Inc., Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.30%
Columbia Large Cap Enhanced Core Fund - Class R | Amazon.com, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.90%
Columbia Large Cap Enhanced Core Fund - Class R | Meta Platforms, Inc., Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%
Columbia Large Cap Enhanced Core Fund - Class R | JPMorgan Chase & Co. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
Columbia Large Cap Enhanced Core Fund - Class R | Johnson & Johnson [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%
Columbia Large Cap Enhanced Core Fund - Class R | Berkshire Hathaway, Inc., Class B [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%
Columbia Large Cap Enhanced Core Fund - Class R | Chevron Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%
Columbia Large Cap Enhanced Core Fund - Class R | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	30.80%
Columbia Large Cap Enhanced Core Fund - Class R | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.90%
Columbia Large Cap Enhanced Core Fund - Class R | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.50%
Columbia Large Cap Enhanced Core Fund - Class R | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.80%
Columbia Large Cap Enhanced Core Fund - Class R | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.90%
Columbia Large Cap Enhanced Core Fund - Class R | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.90%
Columbia Large Cap Enhanced Core Fund - Class R | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.00%
Columbia Large Cap Enhanced Core Fund - Class R | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%
Columbia Large Cap Enhanced Core Fund - Class R | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
Columbia Large Cap Enhanced Core Fund - Class R | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
Columbia Large Cap Enhanced Core Fund - Class R | Unclassified Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%
Columbia Large Cap Enhanced Core Fund - Class R | Common Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	99.20%
Columbia Large Cap Enhanced Core Fund - Class R | Money Market Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%
Columbia Large Cap Enhanced Core Fund - Institutional 3 Class | Apple, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.50%
Columbia Large Cap Enhanced Core Fund - Institutional 3 Class | Microsoft Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.10%
Columbia Large Cap Enhanced Core Fund - Institutional 3 Class | NVIDIA Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.90%
Columbia Large Cap Enhanced Core Fund - Institutional 3 Class | Alphabet, Inc., Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.30%
Columbia Large Cap Enhanced Core Fund - Institutional 3 Class | Amazon.com, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.90%
Columbia Large Cap Enhanced Core Fund - Institutional 3 Class | Meta Platforms, Inc., Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%
Columbia Large Cap Enhanced Core Fund - Institutional 3 Class | JPMorgan Chase & Co. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
Columbia Large Cap Enhanced Core Fund - Institutional 3 Class | Johnson & Johnson [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%
Columbia Large Cap Enhanced Core Fund - Institutional 3 Class | Berkshire Hathaway, Inc., Class B [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%
Columbia Large Cap Enhanced Core Fund - Institutional 3 Class | Chevron Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%
Columbia Large Cap Enhanced Core Fund - Institutional 3 Class | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	30.80%
Columbia Large Cap Enhanced Core Fund - Institutional 3 Class | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.90%
Columbia Large Cap Enhanced Core Fund - Institutional 3 Class | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.50%
Columbia Large Cap Enhanced Core Fund - Institutional 3 Class | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.80%
Columbia Large Cap Enhanced Core Fund - Institutional 3 Class | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.90%
Columbia Large Cap Enhanced Core Fund - Institutional 3 Class | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.90%
Columbia Large Cap Enhanced Core Fund - Institutional 3 Class | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.00%
Columbia Large Cap Enhanced Core Fund - Institutional 3 Class | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%
Columbia Large Cap Enhanced Core Fund - Institutional 3 Class | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
Columbia Large Cap Enhanced Core Fund - Institutional 3 Class | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
Columbia Large Cap Enhanced Core Fund - Institutional 3 Class | Unclassified Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%
Columbia Large Cap Enhanced Core Fund - Institutional 3 Class | Common Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	99.20%
Columbia Large Cap Enhanced Core Fund - Institutional 3 Class | Money Market Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%
Columbia Large Cap Enhanced Core Fund - Institutional Class | Apple, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.50%
Columbia Large Cap Enhanced Core Fund - Institutional Class | Microsoft Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.10%
Columbia Large Cap Enhanced Core Fund - Institutional Class | NVIDIA Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.90%
Columbia Large Cap Enhanced Core Fund - Institutional Class | Alphabet, Inc., Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.30%
Columbia Large Cap Enhanced Core Fund - Institutional Class | Amazon.com, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.90%
Columbia Large Cap Enhanced Core Fund - Institutional Class | Meta Platforms, Inc., Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%
Columbia Large Cap Enhanced Core Fund - Institutional Class | JPMorgan Chase & Co. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
Columbia Large Cap Enhanced Core Fund - Institutional Class | Johnson & Johnson [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%
Columbia Large Cap Enhanced Core Fund - Institutional Class | Berkshire Hathaway, Inc., Class B [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%
Columbia Large Cap Enhanced Core Fund - Institutional Class | Chevron Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%
Columbia Large Cap Enhanced Core Fund - Institutional Class | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	30.80%
Columbia Large Cap Enhanced Core Fund - Institutional Class | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.90%
Columbia Large Cap Enhanced Core Fund - Institutional Class | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.50%
Columbia Large Cap Enhanced Core Fund - Institutional Class | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.80%
Columbia Large Cap Enhanced Core Fund - Institutional Class | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.90%
Columbia Large Cap Enhanced Core Fund - Institutional Class | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.90%
Columbia Large Cap Enhanced Core Fund - Institutional Class | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.00%
Columbia Large Cap Enhanced Core Fund - Institutional Class | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%
Columbia Large Cap Enhanced Core Fund - Institutional Class | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
Columbia Large Cap Enhanced Core Fund - Institutional Class | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
Columbia Large Cap Enhanced Core Fund - Institutional Class | Unclassified Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%
Columbia Large Cap Enhanced Core Fund - Institutional Class | Common Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	99.20%
Columbia Large Cap Enhanced Core Fund - Institutional Class | Money Market Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%
Columbia Large Cap Enhanced Core Fund - Advisor Class | Apple, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.50%
Columbia Large Cap Enhanced Core Fund - Advisor Class | Microsoft Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.10%
Columbia Large Cap Enhanced Core Fund - Advisor Class | NVIDIA Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.90%
Columbia Large Cap Enhanced Core Fund - Advisor Class | Alphabet, Inc., Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.30%
Columbia Large Cap Enhanced Core Fund - Advisor Class | Amazon.com, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.90%
Columbia Large Cap Enhanced Core Fund - Advisor Class | Meta Platforms, Inc., Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%
Columbia Large Cap Enhanced Core Fund - Advisor Class | JPMorgan Chase & Co. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
Columbia Large Cap Enhanced Core Fund - Advisor Class | Johnson & Johnson [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%
Columbia Large Cap Enhanced Core Fund - Advisor Class | Berkshire Hathaway, Inc., Class B [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%
Columbia Large Cap Enhanced Core Fund - Advisor Class | Chevron Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%
Columbia Large Cap Enhanced Core Fund - Advisor Class | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	30.80%
Columbia Large Cap Enhanced Core Fund - Advisor Class | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.90%
Columbia Large Cap Enhanced Core Fund - Advisor Class | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.50%
Columbia Large Cap Enhanced Core Fund - Advisor Class | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.80%
Columbia Large Cap Enhanced Core Fund - Advisor Class | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.90%
Columbia Large Cap Enhanced Core Fund - Advisor Class | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.90%
Columbia Large Cap Enhanced Core Fund - Advisor Class | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.00%
Columbia Large Cap Enhanced Core Fund - Advisor Class | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%
Columbia Large Cap Enhanced Core Fund - Advisor Class | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
Columbia Large Cap Enhanced Core Fund - Advisor Class | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
Columbia Large Cap Enhanced Core Fund - Advisor Class | Unclassified Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%
Columbia Large Cap Enhanced Core Fund - Advisor Class | Common Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	99.20%
Columbia Large Cap Enhanced Core Fund - Advisor Class | Money Market Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%
Columbia Large Cap Enhanced Core Fund - Class A | Apple, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.50%
Columbia Large Cap Enhanced Core Fund - Class A | Microsoft Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.10%
Columbia Large Cap Enhanced Core Fund - Class A | NVIDIA Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.90%
Columbia Large Cap Enhanced Core Fund - Class A | Alphabet, Inc., Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.30%
Columbia Large Cap Enhanced Core Fund - Class A | Amazon.com, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.90%
Columbia Large Cap Enhanced Core Fund - Class A | Meta Platforms, Inc., Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%
Columbia Large Cap Enhanced Core Fund - Class A | JPMorgan Chase & Co. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
Columbia Large Cap Enhanced Core Fund - Class A | Johnson & Johnson [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%
Columbia Large Cap Enhanced Core Fund - Class A | Berkshire Hathaway, Inc., Class B [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%
Columbia Large Cap Enhanced Core Fund - Class A | Chevron Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%
Columbia Large Cap Enhanced Core Fund - Class A | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	30.80%
Columbia Large Cap Enhanced Core Fund - Class A | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.90%
Columbia Large Cap Enhanced Core Fund - Class A | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.50%
Columbia Large Cap Enhanced Core Fund - Class A | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.80%
Columbia Large Cap Enhanced Core Fund - Class A | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.90%
Columbia Large Cap Enhanced Core Fund - Class A | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.90%
Columbia Large Cap Enhanced Core Fund - Class A | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.00%
Columbia Large Cap Enhanced Core Fund - Class A | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%
Columbia Large Cap Enhanced Core Fund - Class A | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
Columbia Large Cap Enhanced Core Fund - Class A | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
Columbia Large Cap Enhanced Core Fund - Class A | Unclassified Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%
Columbia Large Cap Enhanced Core Fund - Class A | Common Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	99.20%
Columbia Large Cap Enhanced Core Fund - Class A | Money Market Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%